Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
27.	SUBSEQUENT EVENTS

Dividends

Pursuant to a Board of Director’s resolution dated February 22, 2013, the Company declared a dividend of approximately RMB626,000,000 (US$100,500,000), US$0.42 per share, paid out of the Company’s 2012 net distributable profits, which are determined using an equity method basis of accounting for the standalone listing company financial statements, to the shareholders of the Company who were registered members of the Company as of May 20, 2013. The payments of these dividends will be financed out of available cash held by the Company.